Account Payables and Accrued Expenses (Details) - CAD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Account Payables and Accrued Expenses
Trade and account payables	$ 5,225	$ 5,972
Deposit liabilities	7,918	607
Interest payables	494	482
Value-added, goods and services and other taxes (other than income taxes)	1,372	1,550
Compensation	151	272
Contract liabilities under contracts with customers	1,776	1,864
Lease liabilities	393	291
Provision for a financial loss	0	283
Due to an affiliate	3,770	25
Account payables and accrued expenses	$ 21,099	$ 11,346